Lease Liability (Details)		6 Months Ended		12 Months Ended
	Jan. 01, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 MXN ($)
Lease Liability [Line Items]
Monthly rent		$ 11,611	$ 3,628
Lease payment		$ 44,526
Lease Agreement [Member]
Lease Liability [Line Items]
Monthly rent	$ 12,000
Lease term	2 years
Lease Agreement [Member]
Lease Liability [Line Items]
Lease term				10 years
Lease payment				$ 6,500
Lease Agreements One [Member]
Lease Liability [Line Items]
Lease term				10 years
Lease payment				$ 4,000
Lease Agreements Two [Member]
Lease Liability [Line Items]
Lease term				5 years
Lease payment				$ 5,000